Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions
20	Acquisitions

The Company accounted for its acquisitions in accordance with ASC 805, “Business Combination” (“ASC 805”). The results of the acquirees’ operations have been included in the consolidated financial statements since the acquisition date. The excess of the fair value of the acquired entities over the fair value of net tangible and intangible assets acquired was recorded as goodwill, which is not deductible for corporate income taxation purposes in the PRC. The fair value of the acquired entities consists of purchase price and the fair value of non-controlling interests which is measured based on fair value method in accordance with ASC 805 by grossing up the fair value of the controlling interests and taking into consideration control premium discount.

(a)	Transactions completed in 2011

The Company, through one of its PRC subsidiaries, acquired 51% equity interest of Shenzhen Shenke Medical Instrument Technical Development Co., Ltd. (“Shenke”), a provider of infusion pumps, syringes and infusion monitoring systems in the PRC and Suzhou Hyssen Electronic Technology Ltd. (“Hyssen”), a provider of urine analyzers in the PRC on April 1, 2011 and July 25, 2011, respectively. The Company benefits from the synergies created by combining its strong engineering, manufacturing, sales and management platforms with the acquirees’ technology and expertise in the areas of infusion pump and automated urine sediment analyzer in the PRC respectively. The total consideration for 51% equity interest of Shenke and Hyssen amounted to $10,208, which includes $9,413 payable to original shareholders and $795 captial contribution. In Shenke’s acquisition, the total consideration includes a $872 contingent payment which will depend upon Shenke meeting certain sales target in 2011.

The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and non-controlling interests at the date of acquisition:

Current assets	$4,212
Property, plant, and equipment	244
Intangible assets	3,716
Goodwill	12,025

Total assets acquired	20,197
Current liabilities	(2,011)
Deferred tax liabilities	(926)

Net assets acquired	17,260
Non-controlling interests	(7,847)

Total purchase consideration	$9,413
Less: Purchase consideration payable	(2,142)
Less: Cash acquired	(741)

Acquisition cost, net of cash received	$6,530

Goodwill associated with Shenke and Hyssen is attributable to the patient monitoring segment and the in-vitro diagnostic segment, respectively. Acquired intangibles are amortized on a straight line basis over the estimated useful lives. The estimated amounts recognized on the acquired identifiable intangible assets and their respective useful lives are shown in the following table:

	Estimated Useful Life	Gross Carrying Amount
Tradename	10 years	$1,306
Technology	10 years	1,631
Customer relationships	10 years	779

Total		$3,716

(b)	Transactions completed in 2012

1.	Acquisition of Dragonbio

The Company, through one of its PRC subsidiaries, acquired 51% equity interest of Wuhan Dragonbio Surgical Implant Co., Ltd. (“Dragonbio”), a domestic medical orthopedic products provider that specializes in trauma, spine, joint and other surgical products in July 2012. The Company expects to gain access to the fast-growing Chinese orthopedic market and potentially expand into additional international markets in the future through the combined business benefits from the transaction. The total consideration for 51% equity interest of Dragonbio amounted to $35,263, which is subject to downward adjustments depending upon Dragonbio meeting its audited sales target in 2012. As of December 31, 2012, management estimated that no adjustments were required to the consideration amounts based on actual unaudited 2012 results. The purchase consideration payable is expected to be settled before April 30, 2013 when Dragonbio’s audited financial information is completed. The payable is placed under an escrow account and is classified as restricted investment as at December 31, 2012.

The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and non-controlling interests at the date of acquisition:

Current assets	$9,557
Property, plant, and equipment	2,185
Intangible assets	35,153
Land use rights	1,436
Goodwill	20,545

Total assets acquired	68,876
Current liabilities	(3,030)
Deferred tax liabilities	(5,274)

Net assets acquired	60,572
Non-controlling interests	(25,309)

Total purchase consideration	35,263
Less: Purchase consideration payable	(14,106)
Less: Cash acquired	(1,817)

Acquisition cost, net of cash received	$19,340

Goodwill associated with Dragonbio is attributable to other segment. Acquired intangibles are amortized on a straight line basis over the estimated useful lives. The estimated amounts recognized on the acquired identifiable intangible assets and their respective lives are shown in the following table:

	Estimated Useful Life	Gross Carrying Amount
Tradename	15 years	$905
Technology	15 years	20,455
Customer relationships	12 years	13,793

Total		$35,153

2.	Acquisition of other PRC entities

In 2012, the Company, through one of its PRC subsidiaries, completed the acquisitions for four other PRC entities, namely, (1) Zhejiang Greenlander Information Technology Co., Ltd (‘Greenlander’), a healthcare IT solutions provider specializing in Picture Archiving & Communication System (‘PACS’) and Radiology Information System (‘RIS’); (2) Hunan Changsha Tiandiren Biotech (‘Tiandiren’), a provider of microbiology analysis solutions; (3) Hangzhou Optcla Medical Instrument Co., Ltd (‘Optcla’), a provider of rigid endoscopes and related surgical instruments and consumables; and (4) Shanghai Medical Optical Instrument Co., Ltd (‘SMOIF’), a provider of flexible endoscopes and related surgical instruments. The acquired % equity interest for these four acquirees were 54.3%, 51.0%, 57.7% and 100% respectively.

The total consideration was $21,025, of which $2,802 relating to the acquisition of one of the entities is subject to downward adjustments depending upon the entity meeting its audited net profit target in 2012. As of December 31, 2012, management estimated that no adjustments were required to the consideration amounts based on actual unaudited 2012 results of such entity.

The total purchase consideration payable was $5,485, of which $1,779 is placed under an escrow account and is classified as restricted cash as of December 31, 2012. The purchase consideration payable of these acquired PRC entities will be settled upon audited financial information is completed.

Subsequent to the completion of the acquisition, the Company, through one of its PRC subsidiaries, further injected capital of RMB11,000 (equivalent to $1,750) in aggregate to increase its equity interest on Greenlander and Optcla up to 60%, with a corresponding increase in non-controlling interests of $623. An additional RMB6,500 (equivalent to $1,033) was further injected to Tiandiren based on their respective equity interest, by the Company through one of its PRC subsidiaries and its non-controlling interest, of $527 and $506 respectively.

The Company expects to benefit from the synergies created by combining its strong engineering, manufacturing, sales and management platforms with the acquirees’ technology and expertise in their respective areas.

The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and non-controlling interests at the date of acquisition:

Current assets	$6,334
Property, plant, and equipment	1,239
Intangible assets	13,248
Goodwill	12,438

Total assets acquired	33,259
Current liabilities	(1,231)
Deferred tax liabilities	(2,188)

Net assets acquired	29,840
Non-controlling interests	(8,815)

Total purchase consideration	21,025
Less: Purchase consideration payable	(5,485)
Less: Cash acquired	(2,294)

Acquisition cost, net of cash received	$13,246

Goodwill associated with Tiandiren and the three other PRC entities is attributable to in-vitro diagnostic segment and other segment respectively. Acquired intangibles are amortized on a straight line basis over the estimated useful lives. The estimated amounts recognized on the acquired identifiable intangible assets and their respective lives are shown in the following table.

	Estimated Useful Life	Gross Carrying Amount
Tradename	9-15 years	$1,712
Technology	6-15 years	4,855
Customer relationships	9-12 years	6,681

Total		$13,248

(c)	Pro Forma Consolidated Financial Information

The Company has not prepared the pro-forma condensed combined statement of operations in accordance with ASC 805 as the acquisitions both individually and in the aggregate are not material, where individual and aggregate net revenue and net income of these acquired entities for the year ended December 31, 2012 are less than 5% of the Company’s consolidated net revenue and net income for the year ended December 31, 2012.